Subsequent events (Details) (Subsequent Event [Member], American Depositary Shares [Member]) In Millions, except Share data, unless otherwise specified	4 Months Ended
	Apr. 30, 2015 USD ($)	Mar. 16, 2015 USD ($)	Mar. 16, 2015 CNY
Subsequent Event [Line Items]
Share repurchase program, authorized amount		$ 20	123
ADS repurchased by the company, in shares	112,400
ADS repurchased, price paid per ADS	$ 7.2234